Net Loss Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Attributable to Common Stockholders

Note 13 – Net Loss Attributable to Common Stockholders:

Basic net loss per common share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common share outstanding for the period. Diluted net loss per common share is computed by giving effect to all potentially dilutive securities. Diluted net loss per common share is the same as basic net loss per common share, due to the fact that potentially dilutive securities would have an antidilutive effect as the Company incurred a net loss for the year ended December 31, 2014 and 2013.

The computation of net income attributable to common stockholders is as follows:

	Year ended December 31,
	2014	2013	2012
Net Loss	$(37,339,017)	$(21,687,155)	$(18,656,498)
Preferred stock dividends on Series B and Series C	(11,286,193)	(8,595,504)	(7,953,448)
Additional loss attributable to common stockholders upon conversion of Series C Preferred Stock into common stock	(82,654,683)
Net Loss attributable to common stockholders	$(131,279,893)	$(30,282,659)	$(26,609,946)

The potentially dilutive securities excluded from the determination of diluted loss per share, as their effect is antidilutive, are as follows:

	Year ended December 31,
	2014	2013	2012
Convertible Preferred Series C (on an as-if converted basis)	—	7,713,455	7,598,805
Service Period Stock Options	1,220,739	1,092,604	1,094,618
Warrants	61,117	61,117	61,117
	1,281,856	8,867,176	8,754,540